Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Basis of presentation [abstract]
Schedule of estimated useful lives of assets	Depreciation is based on the estimated useful lives of the assets provided as follows:
Computer equipment	3 years
Furniture and fixtures	3 – 10 years
Lease improvements	Over the term of the lease

Schedule of intangible asset useful economic life

Intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized in the consolidated statements of loss and comprehensive loss on a straight-line basis over the useful life, as follows:

Intellectual Property	5 – 15 years